Janus Henderson Global Income Managed Volatility Fund

Schedule of Investments (unaudited)

March 31, 2021

Shares or Principal Amounts		Value
Common Stocks– 99.5%
Aerospace & Defense – 4.0%
Lockheed Martin Corp	14,462	$5,343,709
Air Freight & Logistics – 0.9%
United Parcel Service Inc	7,058	1,199,789
Auto Components – 0%
Bridgestone Corp	1,500	60,631
Biotechnology – 5.8%
AbbVie Inc	71,168	7,701,801
Building Products – 1.0%
Xinyi Glass Holdings Ltd	392,000	1,280,815
Capital Markets – 1.0%
Partners Group Holding AG	424	541,553
Singapore Exchange Ltd	101,700	753,922
		1,295,475
Chemicals – 1.4%
EMS-Chemie Holding AG	50	44,656
JSR Corp	26,400	796,459
Nitto Denko Corp	7,100	606,684
Tosoh Corp	18,600	355,838
		1,803,637
Communications Equipment – 2.0%
Cisco Systems Inc	51,517	2,663,944
Containers & Packaging – 0.7%
Amcor PLC	79,491	928,455
Diversified Telecommunication Services – 12.3%
AT&T Inc	79,234	2,398,413
Elisa OYJ	64,234	3,851,886
HKT Trust & HKT Ltd	2,491,000	3,550,423
Nippon Telegraph & Telephone Corp	26,400	677,706
Proximus SADP	11,367	247,384
Spark New Zealand Ltd	230,079	719,675
Swisscom AG (REG)	3,857	2,069,311
Verizon Communications Inc	46,589	2,709,150
		16,223,948
Electric Utilities – 6.6%
Edison International	34,752	2,036,467
EDP - Energias de Portugal SA	416,241	2,376,958
Endesa SA	33,239	879,295
Hydro One Ltd (144A)	34,304	799,107
Power Assets Holdings Ltd	207,000	1,222,221
Terna Rete Elettrica Nazionale SpA	23,183	175,012
Xcel Energy Inc	17,962	1,194,653
		8,683,713
Electrical Equipment – 1.0%
Eaton Corp PLC	4,389	606,911
Schneider Electric SE	5,110	780,452
		1,387,363
Food & Staples Retailing – 1.6%
Colruyt SA	12,514	746,312
ICA Gruppen AB	9,284	454,097
Kesko Oyj	31,634	967,407
		2,167,816
Food Products – 9.3%
Archer-Daniels-Midland Co	3,657	208,449
Campbell Soup Co	46,515	2,338,309
Conagra Brands Inc	9,523	358,065
General Mills Inc	41,409	2,539,200
JM Smucker Co	13,272	1,679,306
Kellogg Co	81,584	5,164,267
		12,287,596
Health Care Providers & Services – 0.2%
Sonic Healthcare Ltd	9,457	252,004
Household Durables – 1.3%
Panasonic Corp	31,900	410,168
Sekisui Chemical Co Ltd	2,100	40,308
Sekisui House Ltd	58,100	1,245,862
		1,696,338
Household Products – 7.0%
Kimberly-Clark Corp	32,695	4,546,240

Shares or Principal Amounts		Value
Common Stocks– (continued)
Household Products– (continued)
Procter & Gamble Co	34,712	$4,701,046
		9,247,286
Industrial Conglomerates – 0.1%
Jardine Matheson Holdings Ltd	1,500	98,085
Information Technology Services – 0.8%
Paychex Inc	3,868	379,141
Western Union Co	28,323	698,445
		1,077,586
Insurance – 6.0%
Admiral Group PLC	28,436	1,215,472
Direct Line Insurance Group PLC	75,132	324,459
Medibank Pvt Ltd	2,331	4,956
Progressive Corp	7,054	674,433
Tryg A/S#	12,300	290,115
Zurich Insurance Group AG	12,607	5,381,655
		7,891,090
Machinery – 2.7%
Kone OYJ	43,339	3,540,056
Media – 0.9%
Shaw Communications Inc	44,014	1,144,749
Metals & Mining – 5.0%
B2Gold Corp	6,863	29,549
Evolution Mining Ltd	303,865	941,480
Fortescue Metals Group Ltd	376,159	5,710,242
		6,681,271
Multiline Retail – 4.4%
Wesfarmers Ltd	146,883	5,874,963
Multi-Utilities – 3.4%
Ameren Corp	2,983	242,697
CMS Energy Corp	3,398	208,026
Consolidated Edison Inc	8,567	640,812
WEC Energy Group Inc	36,072	3,375,979
		4,467,514
Oil, Gas & Consumable Fuels – 0.5%
Washington H Soul Pattinson & Co Ltd	25,336	607,604
Personal Products – 1.3%
Unilever PLC	30,698	1,716,258
Pharmaceuticals – 3.6%
GlaxoSmithKline PLC	70,871	1,258,227
Merck & Co Inc	25,341	1,953,538
Novartis AG	15,815	1,351,722
Orion Oyj	4,718	189,039
		4,752,526
Professional Services – 0.9%
SGS SA	440	1,248,296
Real Estate Management & Development – 0.9%
Daiwa House Industry Co Ltd	3,900	114,171
Hang Lung Properties Ltd	148,000	384,574
Swiss Prime Site AG (REG)	7,443	686,410
		1,185,155
Road & Rail – 1.4%
MTR Corp Ltd	10,000	56,665
Nippon Express Co Ltd	23,800	1,771,403
		1,828,068
Semiconductor & Semiconductor Equipment – 0.6%
Tokyo Electron Ltd	1,800	760,744
Software – 0.5%
Trend Micro Inc/Japan	12,700	635,516
Technology Hardware, Storage & Peripherals – 3.5%
HP Inc	19,226	610,426
Seagate Technology PLC	52,513	4,030,373
		4,640,799
Textiles, Apparel & Luxury Goods – 0.7%
Pandora A/S*	8,372	897,047
Tobacco – 2.9%
Altria Group Inc	74,252	3,798,732
Japan Tobacco Inc	5,200	99,810
		3,898,542
Trading Companies & Distributors – 2.6%
ITOCHU Corp	105,000	3,401,996
Wireless Telecommunication Services – 0.7%
KDDI Corp	20,400	625,580

Shares or Principal Amounts		Value
Common Stocks– (continued)
Wireless Telecommunication Services– (continued)
Softbank Corp	27,200	$353,421
		979,001
Total Common Stocks (cost $122,758,292)		131,551,186
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	169,652	169,652
Time Deposits – 0.1%
Royal Bank of Canada, 0.0300%, 4/1/21	$42,413	42,413
Total Investments Purchased with Cash Collateral from Securities Lending (cost $212,065)		212,065
Total Investments (total cost $122,970,357) – 99.7%		131,763,251
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		440,152
Net Assets – 100%		$132,203,403

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$65,142,841	49.4%
Australia	13,391,249	10.2
Japan	11,956,297	9.1
Switzerland	11,323,603	8.6
Finland	8,548,388	6.5
Hong Kong	6,592,783	5.0
United Kingdom	4,514,416	3.4
Portugal	2,376,958	1.8
Canada	1,973,405	1.5
Denmark	1,187,162	0.9
Belgium	993,696	0.8
Spain	879,295	0.7
France	780,452	0.6
Singapore	753,922	0.6
New Zealand	719,675	0.5
Sweden	454,097	0.3
Italy	175,012	0.1

Total	$131,763,251	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	$665	$(109)	$-	$-
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	3,325∆	-	-	169,652
Total Affiliated Investments - 0.1%	$3,990	$(109)	$-	$169,652

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	1,488,852	30,682,721	(32,171,464)	-
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	-	8,966,341	(8,796,689)	169,652

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2021 is $799,107, which represents 0.6% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2021.

#	Loaned security; a portion of the security is on loan at March 31, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$131,551,186	$-	$-
Investments Purchased with Cash Collateral from Securities Lending	-	212,065	-
Total Assets	$131,551,186	$212,065	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70275 05-21